Taxes on Income	12 Months Ended
Dec. 31, 2017
Disclosure of taxes on income [Abstract]
Taxes on Income
Note 12 - Taxes on Income

A.	Details regarding the tax environment of the Group

(1)	Corporate tax rate

(a)	Presented hereunder are the Israeli tax rates in the years 2015-2017:

2015 - 26.5%
2016 - 25%
2017 – 24%

Capital gains derived by an Israeli company are subject to the same tax rate.

(b)    On January 4, 2016, the Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216) - 2016, by which, inter alia, the corporate tax rate would be reduced by 1.5% to a rate of 25% as from January 1, 2016.

Furthermore, on December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) - 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

(2)	Benefits under the Israeli Law for the Encouragement of Capital Investments - 1959 (hereinafter - “the Law”)

(a)
In April 2004, the Company was granted “Approved Enterprise” status in accordance with the Law with respect to a plan to construct a plant in Caesarea, Israel for the manufacture of systems for assisting and guiding complex surgical procedures. In February 2007, the aforementioned approved enterprise status was revoked at the request of the Company, and in respect of an expansion of its plant in the Caesarea industrial park it was granted “Beneficiary Enterprise” status per the definition of this term in the Law. In accordance with this status, the Company will be entitled to the tax benefits provided by the Law with respect to income of the beneficiary enterprise from productive activity. Income of the beneficiary enterprise from productive activity will be exempt from corporate tax for two years from the year in which the Company first has taxable income, and will be subject to tax of 10%-25% in the following 5 years, provided that 12 years have not passed from the beginning of the year of election. In the event of a dividend distribution from income that is exempt from corporate tax, as aforementioned, the Company will be required in the tax year of the dividend distribution to pay corporate tax on the amount of the dividend distributed at the tax rate that would have been applicable to it in the year the income was produced if it had not been exempt from tax. In 2013, the Company notified the tax authorities that 2012 tax year is the year of election.

(2)	Benefits under the Israeli Law for the Encouragement of Capital Investments - 1959 (hereinafter - “the Law”) (cont’d)

(b)
On December 29, 2010, the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments - 1959 (hereinafter - “the Amendment”). The Amendment is effective from January 1, 2011 and its provisions apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment.

Companies can choose not to be included in the scope of the amendment to the Encouragement Law and to stay in the scope of the law before its amendment until the end of the benefits period of its approved/beneficiary enterprise.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the “Ireland” track and the “Strategic” track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company’s income entitled to benefits. On August 5, 2013 the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) - 2013, which raised the tax rates on preferred income as from the 2014 tax year as follows: 9% for Development Area A and 16% for the rest of the country. On December 21, 2016 the Knesset passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, which reduced the tax rate on preferred income for a preferred enterprise in Development Area A from 9% to 7.5% as from 2017. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% in Development Area A and of 8% in the rest of the country.

The Amendment also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is an Israeli resident company. A tax rate of 20% shall apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties.

The Company complies with the conditions provided in the Amendment to the Law for inclusion in the scope of the tax benefits track. However, currently the Company chose to stay in the scope of the Law before its amendment.

Additional amendments to the Investment Law became effective in January 2017 (the “2017 Amendment”).  Under the 2017 Amendment, and provided the conditions stipulated therein are met, income derived by Preferred Companies from ‘Preferred Technological Enterprises’ (or “PTE”, as defined in the 2017 Amendment), would be subject to reduced corporate tax rates of 7.5% in Development Zone A and 12% elsewhere, or 6% in case of a ‘Special Preferred Technological Enterprise’ (as defined in the 2017 Amendment).  A Preferred Company distributing dividends from income derived from its PTE or Special Preferred Technological Enterprise, would subject the recipient to a 20% tax (or lower, if so provided under an applicable tax treaty).  The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a corporate shareholder who is not an Israeli resident for tax purposes, would be subject to a 4% tax (inter alia, if the amount of foreign investors in the distributing company exceeds 90%).  Such taxes would generally be withheld at source by the distributing company.

(3)	Benefits under the Law for the Encouragement of Industry (Taxes)

The Company qualifies as “Industrial Companies” as defined in the Law for the Encouragement of Industry (Taxes) – 1969 and accordingly is entitled to benefits of which the most significant ones are as follows:

(a)	Higher rates of depreciation.
(b)	Amortization in three equal annual portions of issuance expenses when registering shares for trading as from the date the shares of the company were registered.
(c)	An 8-year period of amortization for patents and know-how serving in the development of the enterprise.
(d)	The possibility of submitting consolidated tax returns by companies in the same line of business.

(4)	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985

Since 2015 the Company maintains its books and records in U.S. dollars for tax purposes, as permitted under the tax regulations, since the Company is considered a “foreign invested company.” The Company must continue to be taxed on this basis for at least three years.

(5)	Taxation of the subsidiary in the U.S.

The tax rates applicable to the subsidiary incorporated in the U.S. are federal tax rate of 34% plus state tax of 0.75% to 9.99%, depending on the state. Furthermore, certain states in which the subsidiary operates have a minimum tax.

Israel and the U.S. have a double tax avoidance treaty. According to the treaty, dividends and interest are subject to withholding tax of 12.5% and 17.5%, respectively.

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. The Company is of the opinion that the effect on the financial statements will be immaterial. The deferred tax balances as at December 31, 2017 were calculated according to the new tax rate, at the tax rate expected to apply on the date of reversal.

B.	Composition of income tax expense
	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Current tax expense
Current tax	23	265	97

Prior year taxes	(50)	-	-

Deferred tax expense (benefit)
Changes in deferred tax assets\
liabilities in subsidiary	(129)	(221)	116
Total tax expense (benefit)	(156)	44	213

C.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense

	For the year ended December 31
	2017	2016	2015
	USD thousands	USD thousands	USD thousands
Loss before taxes on income	(12,575)	(18,624)	(15,172)
Primary tax rate of the Company	24%	25%	26.5%

Tax calculated according to the Company’s
primary tax rate	(3,018)	(4,656)	(4,021)

Changes to tax in respect of:
Different tax rate of foreign subsidiaries	122	94	54
Non-deductible expenses	1,658	1,179	875
Tax losses and benefits for which deferred
tax assets were not created	1,077	3,583	3,290
Tax losses and benefits for which deferred
Prior years taxes	(50)	-	-
Other differences	55	(156)	15

Income tax expense (benefit)	(156)	44	213

D.	Deferred tax assets and liabilities

(1)	The Company has recognized deferred tax assets and liabilities in respect of the following items:
	December 31
	2017	2016
	USD thousands	USD thousands
Property and equipment	(44)	(102)
Tax losses and other temporary differences	431	360
Deferred tax assets	387	258

Deferred taxes in respect of the losses of the U.S. subsidiary were recognized, following the profitability of the U.S. subsidiary in recent years and convincing evidence that the U.S. subsidiary will experience sufficient taxable income in the near future and following the evaluation of the losses that more likely than not will be allowable under applicable tax laws.

(2)	Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	December 31
	2017	2016
	USD thousands	USD thousands
Deductible temporary differences, net	6,091	5,034
Capital tax losses	7,461	7,486
Operating tax losses	114,345	92,089

The deductible temporary differences and tax losses incurred by the Israeli company do not expire under current tax legislation in Israel.

The Group did not recognize deferred tax assets in respect of these items since it is not probable that future taxable income will be available against which the Group can use the benefits therefrom, other than a deferred tax asset in respect of losses and tax credits of the U.S. subsidiary that will probably be utilized.

In general, the losses of the subsidiary in the U.S. can be used for up to a period of 20 years according to the tax laws of its state of incorporation. The utilization of the subsidiary’s tax losses has been limited to USD 207 thousand per year, by an “ownership change” under Section 382 of the Internal Revenue Code (the “Code”), which occurred during July 2009. An “ownership change” generally is a 50% increase in ownership over a three-year period by stockholders who directly or indirectly own at least 5% of the Company’s stock. The limitation applies to all tax losses existing at the time of the ownership change.

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. As of December 31, 2017, the Act did not have a material impact on the financial statements.

The amount of benefits the Company may receive from the operating loss carry forwards for income tax purposes is further dependent, in part, upon the tax laws in effect, the future earnings of the Company, and other future events, such as additional changes in ownership, the effects of which cannot be determined.

E.	Carry-forward losses

The Company has carry-forward operating tax losses and carry-forward capital tax losses of USD 96,307 thousand and USD 7,486 thousand, respectively, as of December 31, 2017.

The U.S. subsidiary has carry-forward operating tax losses of USD 19,882 thousand as of December 31, 2017.

F.	Tax assessments

Tax years up to and including the year ended 2012 are considered final for the Company and the U.S. subsidiary.

At the date of approval of the financial statements tax years 2013-2016 are under tax assessment of the Israeli Tax Authorities.